Consolidated Statements of Comprehensive Earnings (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated net earnings	$ 85,527	$ 83,573	$ 98,664
Defined benefit pension and postretirement plans:
Net (loss) gain arising during period, net of tax of $(19,724), $(21,911) and $3,555, respectively	(30,147)	(39,544)	11,490
Prior service credit arising during period, net of tax of $0, $4,112 and $682, respectively		6,285	1,041
Amortization of prior service credit, net of tax of $(1,103), $(477) and $(458), respectively	(1,686)	(729)	(699)
Amortization of actuarial loss, net of tax of $4,799, $2,468 and $3,955, respectively	7,335	3,771	6,044
Amount recognized in net periodic pension cost due to settlement, net of tax of $308, $148 and $1,366, respectively	471	227	2,089
Other Comprehensive Income Defined Benefit Plans Adjustment Net Of Tax Including Portion Attributable To Noncontrolling Interest, Total	(24,027)	(29,990)	19,965
Foreign currency translation gain (loss), net of tax	1,081	(853)	912
Amortization of terminated value of forward starting interest rate swap agreements into interest expense, net of tax of $409, $381 and $355, respectively	625	582	543
Other Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest, Total	(22,321)	(30,261)	21,420
Consolidated comprehensive earnings	63,206	53,312	120,084
Less: Comprehensive earnings attributable to noncontrolling interests	1,011	1,163	1,648
Comprehensive Earnings Attributable to Martin Marietta Materials, Inc.	$ 62,195	$ 52,149	$ 118,436